Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants	Jun. 30, 2023 USD ($)
Fair value [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Pre-Funded Warrants	$ 2,488	[1]
Liability in respect of Warrants	321	[2]
Level 1 [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Pre-Funded Warrants	2,488	[1]
Liability in respect of Warrants	321	[2]
Level 2 [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Pre-Funded Warrants		[1]
Liability in respect of Warrants		[2]
Level 3 [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Pre-Funded Warrants		[1]
Liability in respect of Warrants		[2]
Warrants [Member] | Fair value [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Warrants	3,495	[3]
Warrants [Member] | Level 1 [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Warrants		[3]
Warrants [Member] | Level 2 [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Warrants	3,495	[3]
Warrants [Member] | Level 3 [Member]
Financial instruments (Details) - Schedule of Fair Value Liability Warrants and Prefunded Warrants [Line Items]
Liability in respect of Warrants		[3]

[1]	The fair value of the Pre-Funded Warrant was determined by using the Company’s share price.
[2]	The fair value of the liability in respect Warrants under level 1 was determined by using the those Warrants price in market.
[3]	The fair value of the Warrants was determined by using Black & Sholes method. The following inputs were used to determine the fair value of the Warrant: